Condensed Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 197	$ 8	$ 54	$ 477
Accounts Receivables		4	4
Inventory	97	135	153	125
Other current assets				14
Total current assets	294	147	211	616
Property and Equipment, net	4	4	4	5
Total assets	298	151	215	621
CURRENT LIABILITIES:
Trade payable	100	143	125
Accrued Expense	20	95	74
Accounts payable			125	26
Other current liabilities			74	57
Related party payables	162	151	126	105
Convertible notes and short-term loans (Note 3)	139	326	289	250
Fair Value of convertible component in convertible loan, net of discounts and debt issue costs (Note 3)	641	484	493	1,053
Fair value of warrants issued in convertible loan (Note 3)	104	32	20	319
Total current liabilities	1,166	1,231	1,127	1,810
TOTAL LIABILITIES	1,166	1,231	1,127	1,810
STOCKHOLDERS’ DEFICIT
Common stock, authorized 7,500,000,000 shares, $0.0001 par value; 1,360,881 issued and outstanding as of June 30, 2021 and 786,700 issued and outstanding as of December 31, 2020.	136	86	78	50
Additional paid in capital	8,528	6,685	6,385	5,670
Services receivable	(679)	(840)	(999)	(1,673)
Accumulated deficit	(8,853)	(7,011)	(6,376)	(5,236)
Total stockholders’ deficit	(868)	(1,080)	(912)	(1,189)
Total liabilities and stockholders’ deficit	$ 298	$ 151	$ 215	$ 621